Equity - Text Details (Detail) - EUR (€) € / shares in Units, € in Millions		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
		Jan. 31, 2022	Dec. 31, 2021	Jun. 30, 2020	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Dec. 20, 2021	Nov. 23, 2021	Nov. 19, 2021	Sep. 30, 2021	Jul. 26, 2021	Jun. 30, 2021	Nov. 12, 2020	Jan. 29, 2019	Nov. 12, 2018
Equity [Line Items]
Number of shares authorised			2,000,000,000		2,000,000,000		2,000,000,000		2,000,000,000
Notional amount			€ 745		€ 745
Number of shares purchased through forward contracts			2,000,000		2,000,000		5,000,000
Forward price for unsettled (open) forward contracts			€ 44.85		€ 44.85		€ 34.85													€ 31.89
Increase (Decrease) retained earnings connected to long-term incentive					€ 61
Purchase of treasury shares					€ 757		€ 130		€ 621
The number of shares bought back after selling (unwinding) of options					496,576
Reduction of treasury shares					33,500,000
Cancellation of treasury shares					€ 1,228
Borrowings	[1]		€ 6,980		€ 6,980		€ 6,934		€ 5,447
Dividends paid, ordinary shares per share	[2]				€ 0.85		€ 0.85		€ 0.85
Dividends paid, ordinary shares					€ 773		€ 758
Percentage of shareholders electing share dividend					38.00%				42.00%
Number of shares issued			6,345,968		6,345,968		18,080,198		9,079,538
Settlement of cash dividend					€ 482				€ 453
Shareholder equity subject to limitations			€ 1,947		1,947		€ 831
Shareholder Equity Subject To Limitations Ordinary Shares			177		177		182
Legal reserves required by Dutch law			654		654		626
Equity			14,475 [1]		14,475	[1]	11,901	[1]	12,625	[1]	€ 12,084
Currency translation differences							58
Purchase forward contracts [Member]
Equity [Line Items]
Notional amount			€ 203		€ 203		€ 174						€ 90					€ 319
Share buyback program [Member]
Equity [Line Items]
Notional amount																			€ 1,500
Borrowings																€ 1,500			€ 1,500
Euro [Member]
Equity [Line Items]
Number of call options unwound			374,826		374,826
Number of options outstanding			295,630		295,630
Dividends paid, ordinary shares									€ 775
US Dollar [Member]
Equity [Line Items]
Number of call options unwound			121,750		121,750
Number of options outstanding			152,565		152,565
Ordinary shares [member]
Equity [Line Items]
Number of shares authorised			2,000,000,000		2,000,000,000		2,000,000,000		2,000,000,000
Number of shares issued and fully paid			883,898,696		883,898,696		911,053,001		896,733,721
Par value per share			€ 0.2		€ 0.2
Treasury shares [member]
Equity [Line Items]
Purchase of treasury shares					€ 758		€ 130		€ 621
Cancellation of treasury shares					1,228		152		1,316
Equity			€ (476)		(476)		€ (199)		€ (201)		(399)
Treasury shares [member] | Euro [Member]
Equity [Line Items]
Cash outflow for share purchase transactions related to employee option and share plans and reduction of share capital					1,636
Cash inflow for settlement of share-based compensation plans					€ 23
Share repurchase LTI 2021 [Member]
Equity [Line Items]
Number of treasury shares			2,000,000		2,000,000		4,000,000		4,000,000					2,000,000
Increase (Decrease) retained earnings connected to long-term incentive					€ 62		€ 126		€ 130
Share repurchase LTI 2021 [Member] | Performance share plans [Member]
Equity [Line Items]
Number of shares purchased through forward contracts							5,500,000
Share repurchase LTI 2020 [Member]
Equity [Line Items]
Number of treasury shares							6,000,000
Share repurchase program [member]
Equity [Line Items]
Number of treasury shares			1,500,000		1,500,000							15,500,000			2,500,000		2,500,000			10,000,000
Purchase of treasury shares					€ 1,500						174
Purchase of treasury shares, number of		800,000	21,000,000
Share repurchase LTI [Member]
Equity [Line Items]
Number of treasury shares			10,000,000		10,000,000
Increase (Decrease) retained earnings connected to long-term incentive					€ 319
Forward share repurchase contracts [Member]
Equity [Line Items]
Number of treasury shares				20,000,000											20,000,000
Notional amount															€ 731
Forward price for unsettled (open) forward contracts				€ 36.4											€ 37.36
Purchase of treasury shares				€ 745
Share repurchase program 2019 [member]
Equity [Line Items]
Purchase of treasury shares									1,500
Percentage of share buyback completed							50.30%
Purchased call options [member]
Equity [Line Items]
Additional cash payment for call options sale					9
Reserve of exchange differences on translation [member]
Equity [Line Items]
Equity			€ 1,117		1,117		€ (58)		978		739
Reserve of cash flow hedges [member]
Equity [Line Items]
Equity			(25)		(25)		23		(24)		(10)
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Equity [Line Items]
Equity			€ (344)		€ (344)		€ (305)		€ (303)		€ (181)
Dividend distribution [Member] | Bottom of range [member]
Equity [Line Items]
Dividend payout ratio					40.00%
Dividend distribution [Member] | Top of range [member]
Equity [Line Items]
Dividend payout ratio					50.00%

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.